Stock-Based Compensation - Summary of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 3,289	$ 75	$ 33,767	$ 13,893	$ 1,720
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	90	(88)	592	415	157
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,111	(200)	19,973	8,166	384
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,991	288	12,916	5,034	1,036
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 97	$ 75	$ 286	$ 278	$ 143